CONVERTIBLE NOTE - Segregation of interest expenses (Details)	6 Months Ended
Mar. 31, 2026 USD ($)
CONVERTIBLE NOTE
Interest accrued	$ 101,249
Amortization of issuance cost and discounts	377,597
Total interest expense for the convertible note	$ 478,846
Effective interest rate	66.20%
Amortization period	2 months